JENNISON PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks
Aerospace & Defense — 5.3%
Airbus SE (France)	149,439	$ 19,401,504
Boeing Co. (The)	160,897	61,216,481
Safran SA (France)	193,413	30,454,572
		111,072,557
Automobiles — 1.4%
Tesla, Inc.*(a)	123,833	29,827,655
Banks — 0.9%
JPMorgan Chase & Co.	153,383	18,051,645
Beverages — 0.5%
Constellation Brands, Inc. (Class A Stock)	52,178	10,815,456
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc.*	179,027	12,066,420
Exact Sciences Corp.*	91,500	8,268,855
Sage Therapeutics, Inc.*(a)	59,718	8,377,838
Vertex Pharmaceuticals, Inc.*	143,210	24,262,638
		52,975,751
Capital Markets — 1.3%
S&P Global, Inc.	112,586	27,581,318
Entertainment — 4.2%
Netflix, Inc.*	211,829	56,689,677
Walt Disney Co. (The)	240,275	31,312,638
		88,002,315
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	96,113	21,253,468
Crown Castle International Corp.	94,562	13,145,063
		34,398,531
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	159,325	45,903,126
Health Care Equipment & Supplies — 4.3%
Danaher Corp.	149,460	21,586,508
DexCom, Inc.*	80,366	11,993,822
Edwards Lifesciences Corp.*	117,926	25,933,106
Intuitive Surgical, Inc.*	56,469	30,489,307
		90,002,743
Health Care Providers & Services — 0.1%
Guardant Health, Inc.*	46,899	2,993,563
Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.*	31,926	26,832,845
Marriott International, Inc. (Class A Stock)	152,174	18,925,881
		45,758,726
Interactive Media & Services — 10.6%
Alphabet, Inc. (Class A Stock)*	47,313	57,775,797
Alphabet, Inc. (Class C Stock)*	47,335	57,701,365
Facebook, Inc. (Class A Stock)*	402,277	71,637,488
Tencent Holdings Ltd. (China)	824,946	34,747,048
		221,861,698
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 8.7%
Alibaba Group Holding Ltd. (China), ADR*	356,861	$ 59,677,865
Amazon.com, Inc.*	69,795	121,157,839
		180,835,704
IT Services — 13.8%
Adyen NV (Netherlands), 144A*	38,251	25,187,359
FleetCor Technologies, Inc.*	121,782	34,924,642
Mastercard, Inc. (Class A Stock)	330,138	89,655,577
PayPal Holdings, Inc.*	244,432	25,320,711
Shopify, Inc. (Canada) (Class A Stock)*(a)	39,796	12,402,821
Square, Inc. (Class A Stock)*(a)	231,411	14,335,912
Twilio, Inc. (Class A Stock)*(a)	113,307	12,459,238
Visa, Inc. (Class A Stock)(a)	434,840	74,796,828
		289,083,088
Leisure Products — 0.2%
Peloton Interactive, Inc. (Class A Stock)*(a)	168,660	4,233,366
Life Sciences Tools & Services — 1.7%
Illumina, Inc.*	119,712	36,418,785
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	204,873	40,759,483
Pharmaceuticals — 1.8%
AstraZeneca PLC (United Kingdom), ADR	844,886	37,656,569
Road & Rail — 1.4%
Uber Technologies, Inc.*(a)	191,521	5,835,645
Union Pacific Corp.	145,127	23,507,671
		29,343,316
Semiconductors & Semiconductor Equipment — 5.4%
Broadcom, Inc.	83,295	22,995,251
NVIDIA Corp.	250,310	43,571,462
QUALCOMM, Inc.	408,822	31,184,942
Universal Display Corp.	30,975	5,200,702
Xilinx, Inc.	104,508	10,022,317
		112,974,674
Software — 15.4%
Adobe, Inc.*	210,019	58,017,749
Microsoft Corp.	741,135	103,039,999
salesforce.com, Inc.*	553,645	82,183,064
ServiceNow, Inc.*	98,772	25,073,272
Splunk, Inc.*(a)	221,814	26,142,998
Workday, Inc. (Class A Stock)*	155,486	26,426,400
		320,883,482
Specialty Retail — 1.6%
Home Depot, Inc. (The)	140,755	32,657,975
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	355,339	79,585,276
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JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 6.8%
adidas AG (Germany)	66,737	$ 20,772,877
Kering SA (France)	62,045	31,610,463
Lululemon Athletica, Inc.*	205,948	39,651,169
NIKE, Inc. (Class B Stock)	540,798	50,791,748
		142,826,257

Total Long-Term Investments (cost $1,043,217,858)		2,086,503,059
Short-Term Investments — 8.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	672,295	672,295
PGIM Institutional Money Market Fund (cost $183,618,038; includes $183,247,574 of cash collateral for securities on loan)(b)(w)	183,614,669	183,633,030

Total Short-Term Investments (cost $184,290,333)		184,305,325

TOTAL INVESTMENTS—108.6% (cost $1,227,508,191)		2,270,808,384

Liabilities in excess of other assets — (8.6)%		(180,520,697)

Net Assets — 100.0%		$ 2,090,287,687

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,109,996; cash collateral of $183,247,574 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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